SUBSEQUENT EVENTS (Details Narrative) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021
Subsequent Event [Line Items]
Issuance of shares, value		$ (7,322)
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of shares	267,500
Share price	$ 2.00
Issuance of shares, value	$ 535,000